Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Comprehensive income (loss):
Net earnings	$ 126,100	$ 52,335
Change in pension and postretirement benefits (net of income tax of ($19,528) and $20,312, respectively)	60,153	(60,935)
Total	$ 186,253	$ (8,600)